Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Specialized Funds
Entity Central Index Key	0000734383
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000211922 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global ESG Select Stock Fund
Class Name	Investor Shares
Trading Symbol	VEIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$30	0.58%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 1,293,000,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2024)
Fund Net Assets (in millions)	$1,293
Number of Portfolio Holdings	39
Portfolio Turnover Rate	14%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of July 31, 2024)
Asia	13.3%
Europe	32.1%
North America	52.7%
Other Assets and Liabilities—Net	1.9%

C000211921 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global ESG Select Stock Fund
Class Name	Admiral™ Shares
Trading Symbol	VESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$25	0.48%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[2]
Net Assets	$ 1,293,000,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2024)
Fund Net Assets (in millions)	$1,293
Number of Portfolio Holdings	39
Portfolio Turnover Rate	14%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of July 31, 2024)
Asia	13.3%
Europe	32.1%
North America	52.7%
Other Assets and Liabilities—Net	1.9%

C000008009 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Capital Cycles Fund
Class Name	Investor Shares
Trading Symbol	VGPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global Capital Cycles Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$24	0.44%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.44%	[3]
Net Assets	$ 1,485,000,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2024)
Fund Net Assets (in millions)	$1,485
Number of Portfolio Holdings	54
Portfolio Turnover Rate	13%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of July 31, 2024)
Africa	0.3%
Asia	17.3%
Australia	2.5%
Europe	36.6%
North America	37.4%
South America	2.7%
Other Assets and Liabilities—Net	3.2%

C000008010 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	Investor Shares
Trading Symbol	VGSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.27%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[4]
Net Assets	$ 66,670,000,000
Holdings Count | Holding	161
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2024)
Fund Net Assets (in millions)	$66,670
Number of Portfolio Holdings	161
Portfolio Turnover Rate	3%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of July 31, 2024)
Data Center REITs	7.2%
Health Care REITs	9.1%
Industrial REITs	10.4%
Multi-Family Residential REITs	7.3%
Other Specialized REITs	5.7%
Real Estate Services	6.0%
Retail REITs	11.4%
Self-Storage REITs	5.7%
Single-Family Residential REITs	3.8%
Telecom Tower REITs	10.5%
Vanguard Real Estate II Index Fund[1]	13.4%
Other Assets and Liabilities—Net	9.5%
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

C000032424 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	ETF Shares
Trading Symbol	VNQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[5]
Net Assets	$ 66,670,000,000
Holdings Count | Holding	161
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2024)
Fund Net Assets (in millions)	$66,670
Number of Portfolio Holdings	161
Portfolio Turnover Rate	3%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of July 31, 2024)
Data Center REITs	7.2%
Health Care REITs	9.1%
Industrial REITs	10.4%
Multi-Family Residential REITs	7.3%
Other Specialized REITs	5.7%
Real Estate Services	6.0%
Retail REITs	11.4%
Self-Storage REITs	5.7%
Single-Family Residential REITs	3.8%
Telecom Tower REITs	10.5%
Vanguard Real Estate II Index Fund[1]	13.4%
Other Assets and Liabilities—Net	9.5%
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

C000008011 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VGSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.13%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[6]
Net Assets	$ 66,670,000,000
Holdings Count | Holding	161
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2024)
Fund Net Assets (in millions)	$66,670
Number of Portfolio Holdings	161
Portfolio Turnover Rate	3%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of July 31, 2024)
Data Center REITs	7.2%
Health Care REITs	9.1%
Industrial REITs	10.4%
Multi-Family Residential REITs	7.3%
Other Specialized REITs	5.7%
Real Estate Services	6.0%
Retail REITs	11.4%
Self-Storage REITs	5.7%
Single-Family Residential REITs	3.8%
Telecom Tower REITs	10.5%
Vanguard Real Estate II Index Fund[1]	13.4%
Other Assets and Liabilities—Net	9.5%
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

C000008012 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	Institutional Shares
Trading Symbol	VGSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[7]
Net Assets	$ 66,670,000,000
Holdings Count | Holding	161
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2024)
Fund Net Assets (in millions)	$66,670
Number of Portfolio Holdings	161
Portfolio Turnover Rate	3%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of July 31, 2024)
Data Center REITs	7.2%
Health Care REITs	9.1%
Industrial REITs	10.4%
Multi-Family Residential REITs	7.3%
Other Specialized REITs	5.7%
Real Estate Services	6.0%
Retail REITs	11.4%
Self-Storage REITs	5.7%
Single-Family Residential REITs	3.8%
Telecom Tower REITs	10.5%
Vanguard Real Estate II Index Fund[1]	13.4%
Other Assets and Liabilities—Net	9.5%
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.